Document and Entity Information - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Mar. 26, 2019	Jun. 30, 2018
Document and Entity Information [Abstract]
Entity Registrant Name	FSB Bancorp, Inc.
Entity Central Index Key	0001667939
Trading Symbol	fsbc
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding		1,940,661
Entity Public Float			$ 31.4
Document Type	10-K
Document Period End Date	Dec. 31, 2018
Amendment Flag	false
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Entity Shell Company	false
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false